Annual Total Returns- Vanguard Total Stock Market Index Fund (Investor) [BarChart] - Investor - Vanguard Total Stock Market Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.96%	16.25%	33.35%	12.43%	0.29%	12.53%	21.05%	(5.26%)	30.65%	20.87%